Assets and Liabilities Held for Sale - Disclosure of Detailed Information about Assets and Liabilities Held for Sale (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of assets and liabilities classified as held for sale [line items]
Assets held for sale	$ 0.0	$ 82.9
Liabilities related to assets held for sale	0.0	13.0
Cash [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Assets held for sale	0.0	2.0
Accounts receivable [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Assets held for sale	0.0	3.9
Property, plant and equipment [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Assets held for sale	0.0	77.0
Accounts payable and accrued liabilities [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Liabilities related to assets held for sale	0.0	6.0
Decommissioning liability [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Liabilities related to assets held for sale	$ 0.0	$ 7.0